UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2012

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            OTA Financial Group LP
Address:         1 Manhattanville Road
                 Purchase, NY 10577


Form 13F File Number: 28-11283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hanratty
Title:  Chief Compliance Officer
Phone:  914-460-4099


Signature, Place, and Date of Signing:

/s/ John Hanratty              Purchase, NY                   August 10, 2012
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]
Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 95,602
                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.     Form 13F File Number     Name

     1        28-11280		      OTA LLC
     2	      28-12833	              OTA SWAPS LLC




NAME OF ISSUER                         TITLE OF CLASS          CUSIP      VALUE   AMOUNT  TYPE    INVSTMT    OTHER        VOTE
                                                                                                 DISCRETION MANAGERS  AUTHORITY
                                                                                                                           SOLE
ADAMS EXPRESS COMPANY                  COM                     006212104     139    13223  SH   DEFINED        1             139
ALERIAN MLP ETF                        ALERIAN MLP             00162Q866     552    34557  SH   DEFINED        1             552
ALLIANCE DATA SYSTEMS CO               NOTE 4.750% 5/1         018581AC2   30714   107020  SH   DEFINED        1           30714
AMERICA MOVIL S A DE C V               SHS                     02364W204     421    16154  SH   DEFINED        1             421
BANK OF AMERICA CORP WT EXP 011619     *W EXP 01/16/201        060505146      70    19962  SH   DEFINED        1              70
BANK OF AMERICA CORP WT EXP 102818     *W EXP 10/28/201        060505153      15    19577  SH   DEFINED        1              15
BHP BILLITON LTD     ADR               ADR                     088606108    1073    16434  SH   DEFINED        1            1073
BIOMARIN PHARMACEUTICAL                NOTE 2.500% 3/2         09061GAC5    4847    20000  SH   DEFINED        1            4847
BLACKROCK BUILD AMERICA BOND           SHS                     09248X100     221     9619  SH   DEFINED        1             221
BLACKROCK CORPORATE HY FD 5            COM                     09255N102     402    31652  SH   DEFINED        1             402
BLACKROCK CORPORATE HY FD VI           COM                     09255P107     280    22564  SH   DEFINED        1             280
BLACKROCK GLOBAL OPP EQTY TR           COM                     092501105     265    20063  SH   DEFINED        1             265
BLACKROCK MUNI INTERM DURATI           COM                     09253X102     308    18817  SH   DEFINED        1             308
BLACKROCK REAL ASSET EQUITY            COM                     09254B109     154    15125  SH   DEFINED        1             154
CARNIVAL PLC-ADR                       ADR                     14365C103     261     7619  SH   DEFINED        1             261
CHINA XD PLASTICS CO LTD               PUT                     16948F957      83    18100  PUT  DEFINED        2              83
CITIGROUP INC                          COM                     172967424    2981   108756  SH   DEFINED        1            2981
EATON CORP                             COM                     278058102     599    15129  SH   DEFINED        1             599
EATON VANCE TAX-MANAGED GLOB           COM                     27829F108     197    23754  SH   DEFINED        1             197
ENBRIDGE ENERGY MANAGEMENT L           SHS UNITS LLI           29250X103     769    24055  SH   DEFINED        1             769
FORD MOTOR CO                          *W EXP 01/01/201        345370134    3743  3342288  SH   DEFINED     1     2         3743
FORD MOTOR CO                          PUT                     345370950     199    21200  PUT  DEFINED        2             199
GAMCO GLOBAL GOLD NATURAL RE           COM SH BEN INT          36465A109     579    43211  SH   DEFINED        1             579
GENERAL MOTORS CO                      *W EXP 07/10/201        37045V118    7602   689837  SH   DEFINED        1            7602
GENERAL MOTORS CO                      *W EXP 07/10/201        37045V126     288    42500  SH   DEFINED        1             288
GENERAL MOTORS CO                      PFD CNV SRB             37045V209     560    16895  SH   DEFINED        1             560
HARTFORD FINL SVCS GRP                 DEP CONV PFD            416515708     298    15958  SH   DEFINED        1             298
INVESCO VAN KAMPEN DYNAMIC C           COM                     46132R104     131    11211  SH   DEFINED        1             131
IPATH MSCI INDIA INDEX ETN             IPMS INDIA ETN          06739F291     415     8054  SH   DEFINED        1             415
ISHARES BARCLAYS 1-3 YEAR CR           BARCLYS 1-3YR CR        464288646     596     5694  SH   DEFINED        1             596
ISHARES BARCLAYS AGGREGATE             BARCLY USAGG B          464287226    1664    14958  SH   DEFINED        1            1664
ISHARES BARCLAYS CREDIT BOND           BARCLYS CR BD           464288620    3630    32707  SH   DEFINED        1            3630
ISHARES IBOXX H/Y CORP BOND            HIGH YLD CORP           464288513     981    10764  SH   DEFINED        1             981
ISHARES INC                            MSCI BRAZIL             464286400     263     5092  SH   DEFINED        1             263
ISHARES INC                            MSCI TAIWAN             464286731     251    20569  SH   DEFINED        1             251
ISHARES MSCI ASIA EX-JAPAN             MSCI ACJPN IDX          464288182     297     5657  SH   DEFINED        1             297
ISHARES MSCI EAFE INDEX FUND           MSCI EAFE INDEX         464287465     511    10245  SH   DEFINED        1             511
ISHARES MSCI HONG KONG INDEX           MSCI HONG KONG          464286871     673    41093  SH   DEFINED        1             673
ISHARES MSCI INDONESIA INVES           INDONE INVS MRKT        46429B309     396    13819  SH   DEFINED        1             396
ISHARES MSCI JAPAN INDEX FD            MSCI JAPAN              464286848     657    69871  SH   DEFINED        1             657
ISHARES MSCI PACIFIC EX JPN            MSCI PAC J IDX          464286665     505    12394  SH   DEFINED        1             505
ISHARES MSCI SINGAPORE                 MSCI SINGAPORE          464286673     243    19725  SH   DEFINED        1             243
ISHARES MSCI SOUTH KOREA               MSCI S KOREA            464286772     358     6546  SH   DEFINED        1             358
JOHN HANCOCK PFD INCOME II             COM                     41013X106     214     9719  SH   DEFINED        1             214
KINDER MORGAN ENERGY PARTNER           UT LTD PARTNER          494550106    4298    54703  SH   DEFINED        1            4298
KINDER MORGAN INC                      COM                     49456B101     209     6513  SH   DEFINED        1             209
LENNAR CORP         CL B               CL B                    526057302     599    24928  SH   DEFINED        1             599
LIBERTY ALL STAR EQUITY FUND           FD SH BEN INT           530158104     113    25147  SH   DEFINED        1             113
LIBERTY GLOBAL INC-C                   COM SER C               530555309     606    12696  SH   DEFINED        1             606
MAXIS NIKKEI 225 INDEX FUND            MAXIS NIKKEI            74016W106     166    12280  SH   DEFINED        1             166
METLIFE INC                            COM                     59156R108     386    12542  SH   DEFINED        1             386
NUVEEN MULTI-CURRENCY SHORT-           COM                     67090N109     155    12564  SH   DEFINED        1             155
NUVEEN QUALITY PFD INCM FD             COM                     67071S101     402    48401  SH   DEFINED        1             402
OI SA-ADR                              ADR                     670851104      53    11517  SH   DEFINED        1              53
PETROLEO BRASILEIRO S.A.-ADR           ADR                     71654V408     189    10095  SH   DEFINED        1             189
PFIZER INC                             COM                     717081103     496    21600  SH   DEFINED        2             496
POWERSHARES SENIOR LOAN                SENIOR LN PORT          73936Q769     435    17852  SH   DEFINED        1             435
PUTNAM MANAGED MUNI INCM TRS           COM                     746823103     144    18078  SH   DEFINED        1             144
ROYAL DUTCH SHELL PLC                  PLC SPONS ADR A         780259206    3025    44867  SH   DEFINED        1            3025
SPROTT PHYSICAL GOLD TRUST             GOLD TRUST UNIT         85207H104    1408   102144  SH   DEFINED        1            1408
SYNOVUS FINANCIAL CORP                 UNIT 99/99/9999         87161C204    1086    58799  SH   DEFINED        1            1086
THRESHOLD PHARMACEUTICALS              COM                     885807206     212    28676  SH   DEFINED        2             212
UNILEVER N V  -NY SHARES               SHS                     904784709    4170   125052  SH   DEFINED        1            4170
UNITED TECHNOLOGIES CORP               COM                     913017109     536     7106  SH   DEFINED        1             536
VANGUARD FTSE ALL-WORLD EX-U           INDEX F ALLWRLD EX US   922042775     329     8050  SH   DEFINED        1             329
WELLS FARGO ADVANTAGE MULTI            SHS                     94987D101     182    11952  SH   DEFINED        1             182
WESTERN ASSET EMERGING MARKE           COM                     95766E103     182    12483  SH   DEFINED        1             182
WESTERN ASSET HIGH INC FD II           COM                     95766J102     237    23698  SH   DEFINED        1             237
WESTERN ASSET MANAGED HIGH Y           COM                     95766L107      84    13349  SH   DEFINED        1              84
WHITING PETROLEUM CORP                 PERP PFD CONV           966387201    6221    32801  SH   DEFINED        1            6221
WISDOMTREE INDIA EARNINGS              INDIA ERNGS FD          97717W422     274    15903  SH   DEFINED        1             274




